Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended		12 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,689,200.0		¥ 1,803,700.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		42.0		65.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		4,489.0		3,544.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate		700.0		600.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate		210.0		152.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		59.0		58.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		41.0		80.0
Interest Rate Contracts [Member]
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,455,900.0		¥ 1,553,500.0
MUAH [Member]
Cash Flow Hedge:
Approximate income expected to be reclassified to net interest income during the twelve months ending June 30, 2021			¥ 10.1
MUAH [Member] | Cash Flow Hedging [Member] | Weighted Average [Member]
Cash Flow Hedge:
Remaining life of the active cash flow hedges, in years			3 years 2 months 12 days
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Rates From Variable Rate Loans [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 1,023.5
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Rate On LIBOR indexed short-term borrowings [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 1.0

[1]	Includes both written and purchased positions.